Earnings Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Earnings Per Share

15. Earnings Per Share

Basic earnings per share is based on the weighted average number of common shares outstanding during each period. Diluted earnings per share is based on the weighted average number of common shares outstanding and the effect of all dilutive common stock equivalents outstanding during each period. The contribution of WWF Operating Company (“WWF Opco”) to WhiteWave was treated as a reorganization of entities under common control under Dean Foods. As a result, we are retrospectively presenting the shares outstanding for WhiteWave and WWF Opco for all periods presented. For the period prior to completion of our initial public offering, the same number of Class B shares is being used for basic and diluted earnings per share, as no WhiteWave Class A common stock or equity awards were outstanding. The outstanding shares of Class B common stock give effect to Dean Foods’ contribution of WWF Opco’s capital stock to WhiteWave.

The following table reconciles the numerators and denominators used in the computations of both basic and diluted earnings per share:

	Three months ended March 31,
	2013	2012
	(In thousands, except share and per share data)
Basic earnings per share computation:
Numerator:
Net income	$23,998	$31,308
Denominator:
Average common shares	173,000,000	150,000,000
Basic earnings per share	$0.14	$0.21
Diluted earnings per share computation:
Numerator:
Net income	$23,998	$31,308
Denominator:
Average common shares—basic	173,000,000	150,000,000
Stock option conversion(1)	27,079	—
Stock units (2)	105,838	—
Average common shares—diluted	173,132,917	150,000,000
Diluted earnings per share	$0.14	$0.21

(1)	2,445,327 anti-dilutive options were excluded from the calculation for the three months ended March 31, 2013.
(2)	52 anti-dilutive RSUs were excluded from the calculation for the three months ended March 31, 2013.

17. Earnings Per Share

Basic earnings per share is based on the weighted average number of common shares outstanding during each period. Diluted earnings per share is based on the weighted average number of common shares outstanding and the effect of all dilutive common stock equivalents outstanding during each period. The contribution of WWF Opco to WhiteWave was treated as a reorganization of entities under common control under Dean Foods. As a result, we are retrospectively presenting the shares outstanding for WhiteWave and WWF Opco for all periods presented. For all periods prior to completion of our initial public offering, the same number of Class B shares is being used for basic and diluted earnings per share as no WhiteWave Class A common stock or equity awards were outstanding. The outstanding shares of Class B common stock give effect to Dean Foods’ contribution of WWF Opco’s capital stock to WhiteWave.

The following table reconciles the numerators and denominators used in the computations of both basic and diluted earnings per share:

	Years ended December 31,
	2012	2011	2010
	(In thousands, except share and per share data)
Basic earnings per share computation:
Numerator:
Income from continuing operations attributable to The WhiteWave Foods Company	$112,514	$114,334	$81,356
Denominator:
Average common shares	153,770,492	150,000,000	150,000,000
Basic earnings per share from continuing operations attributable to The WhiteWave Foods Company	$0.73	$0.76	$0.54
Basic earnings (loss) per share from discontinued operations	0.01	(0.04)	(0.01)
Basic earnings per share from net income attributable to The WhiteWave Foods Company	$0.74	$0.72	$0.53
Diluted earnings per share computation:
Numerator:
Income from continuing operations attributable to The WhiteWave Foods Company	$112,514	$114,334	$81,356
Denominator:
Average common shares — basic	153,770,492	150,000,000	150,000,000
Stock option conversion(1)	—	—	—
Stock units(2)	5	—	—
Average common shares — diluted	153,770,497	150,000,000	150,000,000
Diluted earnings per share from continuing operations attributable to The WhiteWave Foods Company	$0.73	$0.76	$0.54
Diluted earnings (loss) per share from discontinued operations	0.01	(0.04)	(0.01)
Diluted earnings per share from net income attributable to The WhiteWave Foods Company	$0.74	$0.72	$0.53

(1)	2,445,327 anti-dilutive options were excluded from the calculation for the year ended December 31, 2012.
(2)	666,999 anti-dilutive RSUs were excluded from the calculation for the year ended December 31, 2012.